Taxation - Tax Effects of Components of Other Comprehensive Income (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018 [1]
Income tax relating to components of other comprehensive income [abstract]
Gains/(losses) on equity instruments at fair value through other comprehensive income, Before tax	€ 16	€ (4)
Gains/(losses) on cash flow hedges, Before tax	89	32
Remeasurements of defined benefit pension plans, Before tax	274	206
Currency retranslation gains/(losses), Before tax	68	(756)
Other comprehensive income, Before tax	447	(522)
Gains/(losses) on equity instruments at fair value through other comprehensive income, Tax (charge)/credit	0	0
Gains/(losses) on cash flow hedges, Tax (charge)/credit	(6)	4
Remeasurements of defined benefit pension plans, Tax (charge)/credit	(7)	(64)
Currency retranslation gains/(losses),Tax (charge)/credit	(4)	1
Other comprehensive income, Tax (charge)/credit	(17)	(59)
Gains/(losses) on Equity instruments at fair value through other comprehensive income, After tax	16	(4)
Gains/(losses) on Cash flow hedges, After tax	83	36
Remeasurements of defined benefit pension plans, After tax	267	142
Currency retranslation gains/(losses), After tax	64	(755)
Other comprehensive income, After tax	€ 430	€ (581)

[1]	Restated following adoption of IFRS 16. Refer note 1 and note 9.